SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details)	Dec. 31, 2020 ₪ / shares shares	Nov. 02, 2020 $ / shares	Sep. 02, 2020 $ / shares	Dec. 31, 2019 ₪ / shares shares
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 0.02 par value, Authorized	150,000,000			150,000,000
Ordinary shares of NIS 0.02 par value, Issued and Outstanding	35,600,088			25,754,297
Ordinary shares par value | (per share)	₪ 0.02	$ 2.50	$ 1.70	₪ 0.02